Finance costs and finance revenues (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of business combination [Line Items]
Beginning balance	$ 19,343	$ 16,994	$ 23,026
Variation of the fair value in results	(1,773)	2,349	(6,032)
Final balance	$ 17,570	$ 19,343	$ 16,994